Cover	Mar. 10, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is filed by L Catterton Asia Acquisition Corp (the “Company”) to amend and restate paragraph 4 of Item 5.07 of the Company’s Form 8-K filed with the Securities and Exchange Commission on March 14, 2023 (the “Form 8-K”).
Document Period End Date	Mar. 10, 2023
Entity File Number	001-40196
Entity Registrant Name	L CATTERTON ASIA ACQUISITION CORP
Entity Central Index Key	0001841024
Entity Tax Identification Number	98-1577355
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 Marina View, Asia Square Tower 1
Entity Address, Address Line Two	#41-03
Entity Address, Country	SG
Entity Address, Postal Zip Code	018960
City Area Code	+65
Local Phone Number	6672 7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	LCAAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LCAA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LCAAW
Security Exchange Name	NASDAQ